Debt and Capital Lease (Tables)	12 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Summary of Debt and Capital Lease

Debt and capital lease are summarized as follows:

	June 30,
	2012	2013
Term loans, net of original issue discount	$336	$—
Convertible notes payable, net of original issue discount	683	—
Capital lease	4	1

	1,023	1
Less current portion	(1,007)	(1)

Debt and capital lease, net of current portion	$16	$—

Summary of Aggregate Maturities of Capital Lease

The aggregate future maturities of the Company’s capital lease as of June 30, 2013 were as follows:

Fiscal Year Ending June 30,	Amount
2014	$1
Less: amount representing interest	—

Total future maturities	$1